Risk and capital management	12 Months Ended
Dec. 31, 2022
Risk and capital management
Risk and capital management

Note 30. Risk and capital management

The Risk and capital management section addresses significant aspects of SEK’s risk and capital management. For detailed descriptions, including quantitative information on SEK’s capital adequacy and its risk and capital management, refer to Note 25 and Note 26, respectively. For supplementary and expanded information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2022”, available at www.sek.se.

Events in 2022

Market developments in 2022 were dominated by Russia’s invasion of Ukraine, rising inflation and increased interest rates. The Swedish Krona weakened sharply against the USD and EUR. Broad index declines in stock markets indicated poorer times ahead. In Sweden, the economic indicators showed that the economy was moving towards a worsening trajectory. In January 2023, the World Bank lowered its growth forecast for the world economy from the 3.0 percent predicted in the summer to 1.7 percent.

In 2022, SEK recorded no confirmed credit losses. In 2022, provisions for expected credit losses were up year-on-year due to the prevailing macroeconomic uncertainty.

At the end of the year, the total capital ratio was 20.6 percent (2021: 21.6 percent), of which the Tier 1 capital ratio and the Common Equity Tier 1 ratio amounted to 20.6 percent (2021: 21.6 percent). The decline in the capital ratio primarily pertained to increased lending and a weaker Swedish krona.

The leverage ratio amounted to 8.4 percent (2021: 9.3 percent) at year-end. The year-on-year decrease in the leverage ratio was attributable to high lending.

SEK’s total net exposures, after credit risk mitigation, have increased since the end of 2021 due to increased lending volumes, with the main increase being net exposures to central governments.

SEK’s largest financial risks are credit risk in the amount of Skr 7.2 billion (2021: Skr 6.0 billion), market risk in the amount of Skr 1.5 billion (2021: Skr 1.2 billion) and operational risk in the amount of Skr 0.3 billion (2021: Skr 0.2 billion), in line with internally assessed capital requirements.

The Swedish National Debt Office has updated the minimum requirement for own funds and eligible liabilities (MREL). SEK is deemed systemically important to the Swedish financial system and shall also meet part of the requirement using own funds and subordinated eligible instruments. SEK is in compliance with minimum levels as well as target levels set out for 2023. In order to comply with the requirement after the transitional period ending on January 1, 2024, SEK needs to issue about Skr 12 billion in subordinated eligible debt (senior non-preferred) during 2023.

The market was volatile in 2022 with periods of limited access to liquidity in the system. Despite the above, SEK had healthy liquidity throughout the year with good capacity to manage operational and structural liquidity risk. New lending capacity amounted to 96 days (2021: 125 days), the liquidity coverage ratio (LCR) was 311 percent (2021: 463 percent) at year-end. The net stable funding ratio (NSFR) amounted to 119 percent (2021: 139 percent) at year-end.

Capital target

The Company’s capital target, which is one of the principal control instruments, is established by the owner at a general meeting of shareholders. The capital target is designed to ensure that SEK has sufficient capital to support its strategy and that regulatory requirements are met, even in the event of deep economic declines. In addition, SEK’s own funds must also cover the volatility that may be expected under normal conditions. The capital target for SEK’s total capital ratio shall amount to between two (2) and four (4) percentage points over the requirement communicated by the Swedish FSA. Moreover, SEK’s Common Equity Tier 1 ratio shall be in total at least four (4) percentage points above the requirement communicated by the Swedish FSA.

As part of the most recent review and evaluation process, as of September 29, 2021, the Swedish FSA informed SEK that in addition to the capital requirement pursuant to Regulation (EU) No. 575/2013 on prudential requirements, SEK should hold additional capital (Pillar 2 guidance) of 1.5 percent of the total risk exposure amount and 0.15 percent of the total exposure measure for the leverage ratio. The risk-based Pillar 2 guidance and the leverage ratio guidance can both only be met with Common Equity Tier 1 capital. Pillar 2 guidance is not a binding requirement.

On December 31, 2022, SEK’s total capital ratio requirements, including Pillar 2 guidance, and CET1 ratio requirements, including Pillar 2 guidance, amounted to 16.5 percent and 11.4 percent, respectively (year-end 2021: 15.7 percent and 10.6 percent respectively). The requirements, including Pillar 2 guidance, should be compared to a total capital ratio and CET1 ratio that amounted to 20.6 percent on December 31, 2022 (year-end 2021: 21.6 percent).

Core risk management principles

SEK must be selective in its choice of counterparties and clients in order to ensure a strong credit rating. SEK only lends funds to clients who have successfully undergone SEK’s procedure for gaining understanding of the customer and its business relations under know your customer, and have a business structure that complies with SEK’s mission of promoting the Swedish export industry.

The business operations are limited to financial solutions and positions that the Company has approved and has procedures for, whose risks can be measured and evaluated and where the Company complies with international sustainability risk guidelines.

SEK’s liquidity strategy requires that the Company secures financing that, at the very least, has the same maturities as the funds that it lends. SEK uses derivatives to maintain market risk at a low level and with the aim of ensuring stable net interest income.

SEK’s risk framework

Effective risk management and control in SEK are based on a sound risk culture, a common approach and a well-functioning control environment. SEK emphasizes the importance of high risk awareness among personnel and an understanding of the importance of preventive risk management to, thereby, keep risk exposure within the determined level. SEK also has a risk framework, see the Risk Framework illustration.

The structure of the risk framework is ultimately governed by SEK’s mission from its owner, the Swedish government, and SEK’s business model.

The capital target constitutes the outer boundary for SEK’s strategy. Within the restrictions of the capital target, risk appetite is stated, which is expressed by risk class and comprises the risk to which the Board is prepared to expose SEK in order to achieve its strategic objectives. Risk governance is specified in the form of a risk strategy, a risk policy, in SEK’s risk culture, and in instructions, processes and limits. These policy documents describe the risk management process and define what activities and operations are included in the process, and how they should be performed. The policy documents also indicate how responsibility is structured in terms of the execution, monitoring of and compliance with risk management.

Risk appetite

The Board decides on the Company’s risk appetite, which is to encompass all of the Company’s significant risk classes and to express the outer limits for the business operations. The risk appetite must specify the risk measurements that, in the opinion of the Board, provide information that is sufficient for the members of the Board to be well informed about the type and scope of the Company’s risks. The risk appetite is strongly connected to the Company’s loss capacity and thus to its equity. At least on a quarterly basis, the Board is provided with a comprehensive update of the risk exposures’ relationship to the risk appetite.

Refer also to the table Detailed risk statement, where the risk appetite by risk class is described in detail.

Risk governance

The Board of Directors has ultimate responsibility for governing and monitoring risk exposure and risk management, and for ensuring satisfactory internal control. The Board determines the overall risk governance by making decisions on such matters as risk appetite and risk strategy. The Board also decides on risk policy and on matters of considerable importance to credit granting. For a detailed description of the Board of Directors’ rules of procedure, refer to the Corporate Governance Report.

SEK has organized risk management and risk control in accordance with the principle of three lines of defense in the form of clear-cut separation of responsibility between the commercial and support operations that own the risks, the control functions that independently identify and monitor the risks and an internal audit function, which reviews the control functions; see the illustration below.

Risk management process

The Company’s risk management process encompasses: identification, measurement, management, reporting, control and monitoring of those risks with which the business is associated and for which SEK has formulated internal controls with this purpose in mind. SEK’s risk management process consists of the following key elements:

Risk identification — at any given time, SEK must be aware of the risks to which it is or can be exposed. Risks are identified, primarily in new transactions, in external changes in SEK’s operating environment or internally in, for example, products, processes, systems and through annual risk analyses that include all aspects of SEK. Both forward-looking and historical analyses and testing are performed.

Measurement — the size of the risks is measured on a daily basis in respect of significant measurable risks or is assessed qualitatively as frequently as necessary. For those risks that are not directly measurable, SEK evaluates the risk according to models that are based on SEK’s risk appetite for the respective risk class, specifying appropriate scales of probability and consequence.

Governance — SEK aims to oversee the development of business, actively utilize risk-reduction capabilities and control the development of risks over time to ensure that the business activities are kept within the risk appetite and limits. SEK also plans and draws up documentation to ensure the continuity of business-critical processes and systems and that planning is carried out for crisis management. Exercises and training regarding the management of situations that require crisis and/or continuity planning are performed continuously.

Control and monitoring — SEK checks and monitors compliance with capital targets, risk appetite, limits, risk management and internal and external regulations to ensure that risk exposures are kept at an acceptable level for SEK and that risk management is effective and appropriate.

Reporting — the Company reports on the current risk situation, on the use of capital and on related matters to the CEO, the Finance and Risk Committee and the Board, at least once each quarter.

Internal capital and liquidity assessment processes

The internal capital adequacy assessment process is an integral part of SEK’s strategic planning. The purposes of the internal capital adequacy assessment process are to ensure that SEK has sufficient capital to meet the regulatory requirements under both normal and stressed financial conditions and to support SEK’s credit rating. The capital kept by SEK must be sufficient in relation to the risks that SEK has, or can be exposed to. The capital adequacy assessment is based on SEK’s internal assessments of the risks and their development, as well as assessments of risk measurement models, risk governance and risk management. It is integrated into business planning and forms the foundation for SEK’s strategy for maintaining an adequate level of capital. Capital adequacy assessments are conducted at least for the forthcoming three-year period.

To arrive at an adequate capitalization level that also applies under stressed financial conditions, an analysis is conducted of how the capitalization is affected by stress in global financial markets, as well as of other factors that impact SEK’s business model and net risk exposure.

When SEK performs the internal capital adequacy assessment, it applies methods other than those used for the Swedish FSA’s capital requirement. The assessment is based on SEK’s internal calculation of economic capital, which captures all of the specific risks to which SEK’s operations are exposed, even risks over and above those included in the Swedish FSA’s capital requirement.

In addition to the internal capital adequacy assessment, SEK also estimates the total capital requirement as set for SEK by the Swedish FSA in its review and evaluation process. The capital adequacy assessment estimated by the Swedish FSA is a minimum requirement for SEK’s own funds.

Refer also to the information about Pillar 2 guidance in the Capital target section on page 31. In SEK’s assessment, SEK has own funds that comfortably exceed both the internally estimated need of own funds and the total capital requirement calculated by the Swedish FSA.

In addition to the internal capital adequacy assessment process, an in-depth liquidity analysis is performed. During the planning period, the liquidity requirement and its composition in terms of liquidity requirements for different currencies, among other items, are evaluated to ensure the Company has adequate liquidity to implement the business plan and meet regulatory requirements. In SEK’s assessment, the Company has liquidity that exceeds liquidity needs during the planning period.

For supplementary and expanded information, refer to the separate risk report, “Capital Adequacy and Risk Management (Pillar 3) Report 2022”, available at www.sek.se.

SEK’s risk framework

The risk framework encompasses the entire operations and is ultimately governed by SEK’s mission.

Detailed risk statement

Risk class	Risk management	Risk profile	Risk appetite	Proportion of Economic capital

Credit risk

Credit risk is the risk of default on debt that may arise from a borrower failing to make required payments. A credit risk can be of the following types:

Credit default risk – The risk of loss arising from a debtor being unlikely to pay its loan obligations in full or the debtor is more than 90 days past due on any material credit obligation. Default risk may impact all credit-sensitive transactions, including loans, securities and derivatives.

Concentration risk – The risk associated with any single exposure or group of exposures. It may arise in the form of single-name concentration, geography or industry concentration.

Country risk – The risk of loss arising from a sovereign state freezing foreign currency payments (transfer/conversion risk) or when it defaults on its obligations (sovereign risk).

Lending must be based on in-depth knowledge of SEK’s counterparties as well as counterparties’ repayment capacity. Lending must also be aligned with SEK’s mission based on its owner instruction. SEK’s credit risks are mitigated through a risk-based selection of counterparties and managed through the use of guarantees, credit insurance, netting agreements and other types of collateral. Furthermore, SEK’s lending is guided by the use of a normative credit policy, specifying principles for risk levels and lending terms. Concentrations that occur naturally as a result of the Company’s mission are accepted, but the Company continuously works towards reducing the risk of concentration where this is possible.

		SEK’s lending portfolio is of a high credit quality. The Company’s mission naturally entails certain concentration risks, such as geographical concentration risk in Sweden. The net risk is principally limited to counterparties with high creditworthiness, such as export credit agencies (ECAs), major Swedish exporters, banks and insurers. SEK invests its liquidity in high credit quality securities, primarily with short maturities.	Moderate (SEK’s risk appetite for credit risk is higher than other risks.)	60.6%
Liquidity risk Liquidity and refinancing risk is the risk, within a defined period of time, of the Company not being able to refinance its existing assets or being unable to meet the need for increased liquidity. Liquidity risk also includes the risk of having to borrow funds at unfavorable interest rates or needing to sell assets at unfavorable prices in order to meet payment commitments. Liquidity risk encompasses refinancing risk and market liquidity risk.	SEK shall have diversified funding to ensure that funding is available through maturity for all credit commitments — credits outstanding as well as agreed but undisbursed credits. The size of SEK’s liquidity investments must ensure that new lending can take place even during times of financial stress.	SEK has secured its funding for all its credit commitments, including those agreed but not yet disbursed. In addition, the size of SEK’s liquidity investments allow new lending to continue at a normal pace, even during times of stress. As a consequence of SEK having secured its funding for all its credit commitments, the remaining term to maturity for available funding is longer than the remaining term to maturity for lending.	Low	—
Market risk Market risk is the risk of loss or changes in future earnings due to changes in, for example, interest rates, exchange rates, commodity prices or share prices. A distinction is made between market risk of non-market valued assets and liabilities and fair valued assets and liabilities. Market risk includes price risk in connection with sales of assets or the closing of exposures.	SEK conducts no active trading. The core of SEK’s market risk strategy is to borrow funds in the form of bonds which, regardless of the market risk exposures in the bonds, are hedged by being swapped to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at a floating rate of interest, or swapped to a floating rate, or to ensure that SEK has sufficient liquidity. The aim is to hold assets and liabilities to maturity.	SEK’s business model leads to exposures towards market movements, mainly to interest rates, basis spreads, credit spreads and foreign exchange rates.	Low	12.3%

Risk class	Risk management	Risk profile	Risk appetite	Proportion of Economic capital

Operational risk Operational risk is the risk of losses resulting from inappropriate, inadequate or faulty internal processes or procedures, systems, human error, or from external events. Operational risk includes legal, IT and information security risk.	SEK manages the operational risk on an ongoing basis through mainly efficient internal control procedures, performing risk analysis before changes, focus on continuous improvements and business continuity management. Costs to reduce risk exposures must be in proportion to the effect that such measures have.	Operational risks arise in all parts of the business. The vast majority of incidents that have occurred are minor events that are rectified promptly within each function. Overall operational risk is low as a result of effective internal control measures and a focus on continuous improvement.	Low	2.6%
Compliance risk Compliance risk is the risk of failure to meet obligations pursuant on the one hand to legislation, ordinances and other regulations, and on the other hand, to internal rules.	SEK works continuously to develop tools and knowledge to help identify the Company’s compliance risks. The Company analyses and monitors compliance risks with the intention of continuously reducing the risk of non-compliance with regulations.	SEK’s operations lead to exposure to the risk of failing to comply with current regulatory requirements and ordinances in markets in which the Company operates.	Low	-
Business and strategic risk Business risk is the risk of an unexpected decline in revenue resulting from, for example, changes to competitive conditions with a decrease in volumes and/or falling margins. Strategic risk is the risk of lower revenue because strategic initiatives fail to achieve the pursued results, inefficient organizational changes, improper implementation of decisions, unwanted effects from outsourcing, or the lack of adequate response to changes in the regulatory and business environment. Strategic risk focuses on large-scale and structural risk factors.	SEK’s executive management is responsible for identifying and managing the strategic risks and monitoring the external business environment and developments in the markets in which SEK conducts operations and for proposing the strategic direction to the Board. A risk analysis in the form of a self-assessment concerning strategic risk is to be conducted each year.	SEK’s strategic risks mainly arise through changes in the external operating environment, such as market conditions, which could result in limited lending opportunities for SEK, and regulatory reforms from two perspectives: (1) the impact of these reforms on SEK’s business model; and (2) the requirements on the organization resulting from increased regulatory complexity.	Low to moderate	-

Risk class	Risk management	Risk profile	Risk appetite	Proportion of Economic capital

Sustainability risk and ESG factors

Sustainability risk is the risk that SEK’s operations directly or indirectly impact their surroundings negatively with respect to business ethics, corruption, climate and the environment, human rights and labor conditions. Human rights includes the child’s rights perspective; labor conditions encompasses gender equality and diversity; and ethics includes tax transparency.

ESG factors are environmental, social and governance-related factors that could potentially have a positive or negative effect on the financial position or solvency of SEK’s counterparties and, ultimately, SEK’s financial risks.

Sustainability risks are managed according to a risk-based approach. In cases of heightened sustainability risk, a detailed sustainability review is performed and measures could be required in order to mitigate environmental and social risks. Requirements are based on national and international regulations and guidelines within the areas of environment and climate, anti-corruption, human rights including labor conditions and business ethics including tax.

ESG factors have been integrated into SEK’s assessment of counterparties’ creditworthiness and the Company will also start work to review the potential impact of the ESG factors on other types of risks.

		SEK is indirectly exposed to sustainability risks in connection to its lending activities. High sustainability risks could occur in financing of large projects or businesses in countries with high risk of corruption or human rights violations.	Low to moderate	-